964921

SEC 1972 (6/99) **Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.**

SEC MAIL PROCESSING SECTION RECEIVED AUG 24 2004 208 WASH. D.C.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption state exemption unless such exemption is predicated on the filing of a federal notice.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM D

04041501

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering (check if this is an amendment and name has changed, and indicate change.)
JUNIPER GROUP, INC.

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [ ] New Filing [X] Amendment

PROCESSED
AUG 26 2004
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (check if this is an amendment and name has changed, and indiciate change.)
JUNIPER GROUP, INC.

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
JUNIPER GROUP, INC.
111 Great Neck Road, Suite 604
Great Neck, New York 11021
(516) 829-4670

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Juniper Group, Inc. businesses are comprised of segments: (1) entertainment and technology services and (2) healthcare.

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify: 7% Convertible Senior Debentures of the Company (the "Debentures") and, for every $2 of principal amount of any Debenture, a warrant to purchase one share of common stock of the Company – Min $500,00, Max $2,000,000	$2,000,000	$1,335,000
Total	$2,000,000	$1,335,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$__________
Non-accredited Investors	0	$__________
Total (for filings under Rule 504 only)	0	$__________

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	__________	$__________
Regulation A	__________	$__________
Rule 504	__________	$__________
Total	__________	$__________

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ] $__________
Printing and Engraving Costs	[ ] $__________
Legal Fees	[ ] $15,000
Accounting Fees	[ ] $__________
Engineering Fees	[ ] $__________
Sales Commissions and non-accountable expense allowance (specify finders' fees separately)	[ ] $78,612.50
Other Expenses (identify) (Blue Sky filing fees and Escrow fees)	[ ] $8,500
Total	[ ] $102,112.50

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $1,232,887.50

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $0	[ ] $________
Purchase of real estate	[ ] $0	[ ] $________
Purchase, rental or leasing and installation of machinery and equipment	[ ] $0	[ ] $________
Construction or leasing of plant buildings and facilities........	[ ] $0	[ ] $________
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ] $0	[ ] $________
Repayment of indebtedness	[ ] $0	[ ] $________
Working capital	[X]$1,232,887.50	[ ] $________
Other (specify): Licensing, Technology and Sales, Marketing	[ ] $0	[ ] $________
____	[ ] $0	[ ] $________
Column Totals	[X]$1,232,887.50	[ ] $0
Total Payments Listed (column totals added)	[X]$1,232,887.50	